ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 9—ACCUMULATED OTHER COMPREHENSIVE LOSS

The following tables present the components of accumulated other comprehensive (loss) income and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2020
		Unrealized Gains
	Foreign	On Available-	Accumulated
	Currency	For-Sale	Other
	Translation	Marketable Debt	Comprehensive
	Adjustment	Securities	(Loss) Income

	(In thousands)
Balance at January 1	$(12,226)	$—	$(12,226)
Other comprehensive income before reclassifications	6,236	2	6,238
Amounts reclassified to earnings	(144)	—	(144)
Net current period other comprehensive income	6,092	2	6,094
Accumulated other comprehensive income allocated to noncontrolling interests during the period	(38)	—	(38)
Balance at December 31	$(6,172)	$2	$(6,170)

	Year Ended December 31, 2019
		Unrealized Gains
	Foreign	On Available-	Accumulated
	Currency	For-Sale	Other
	Translation	Marketable Debt	Comprehensive
	Adjustment	Securities	(Loss) Income

	(In thousands)
Balance at January 1	$(12,543)	$2	$(12,541)
Other comprehensive income (loss)	337	(2)	335
Net current period other comprehensive income (loss)	337	(2)	335
Accumulated other comprehensive income allocated to noncontrolling interests during the period	(20)	—	(20)
Balance at December 31	$(12,226)	$—	$(12,226)

	Year Ended December 31, 2018
		Unrealized Gains
	Foreign	On Available-	Accumulated
	Currency	For-Sale	Other
	Translation	Marketable Debt	Comprehensive
	Adjustment	Securities	Loss

	(In thousands)
Balance at January 1	$(7,504)	$—	$(7,504)
Other comprehensive (loss) income before reclassifications	(4,976)	2	(4,974)
Amounts reclassified to earnings	(52)	—	(52)
Net current period other comprehensive (loss) income	(5,028)	2	(5,026)
Accumulated other comprehensive income allocated to noncontrolling interests during the period	(11)	—	(11)
Balance at December 31	$(12,543)	$2	$(12,541)

The amounts reclassified out of foreign currency translation adjustment into earnings for the years ended December 31, 2020 and 2018 relate to the liquidation of international subsidiaries.

At December 31, 2020, 2019 and 2018, there was no tax benefit of provision on the accumulated other comprehensive loss.